UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF WADDELL AND REED ADVISORS BOND FUND

June 30, 2005
COMMON STOCK - 0.00%	Shares	Value

Petroleum -- International
Chesapeake Energy Corporation	1,324	$30,187
(Cost: $16,656)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 2.33%
First Union Corporation,
6.824%, 8-1-26	$10,000	13,063,050
SouthTrust Bank, National Association,
6.125%, 1-9-28	2,400	2,726,652
		15,789,702
Broadcasting - 1.44%
British Sky Broadcasting Group plc,
8.2%, 7-15-09	4,750	5,376,938
TCA Cable TV, Inc.,
6.53%, 2-1-28	4,000	4,346,244
		9,723,182
Business Equipment and Services - 0.64%
Hertz Corp,
7.4%, 3-1-11	1,000	979,765
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,369,044
		4,348,809

Chemicals - Petroleum and Inorganic - 0.71%
NOVA Chemicals Corporation,
7.0%, 5-15-06	4,750	4,833,125

Chemicals - Specialty - 0.79%
FMC Corporation,
10.25%, 11-1-09	4,750	5,349,687

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,180,000

Computers - Main and Mini - 0.35%
Unisys Corporation,
8.125%, 6-1-06	1,750	1,789,375
Unisys Corporation,
7.875%, 4-1-08	550	555,500
		2,344,875
Computers - Micro - 0.08%
Dell Computer Corporation,
6.55%, 4-15-08	500	530,290

Finance Companies - 22.05%
Asset Securitization Corporation,
7.49%, 4-14-29	5,462	5,728,471
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	5,250	5,250,000
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	8,400	9,471,979
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	8,838	8,807,827
Chase Manhattan - First Union Commercial Mortgage Trust,
7.439%, 7-15-09	7,500	8,344,827
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	2,250	2,370,411
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	7,500	8,561,120
Ford Motor Credit Company,
6.5%, 1-25-07	5,500	5,539,479
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	977,187
GMAC Commercial Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 1997-C1,
6.869%, 7-15-29	7,510	7,841,716
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Trust,
6.465%, 4-15-34	5,000	5,502,581
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Trust,
4.1%, 3-10-38	3,500	3,480,800
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	6,057	6,285,281
General Motors Acceptance Corporation,
5.625%, 5-15-09	6,500	6,087,204
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.88384%, 8-25-34	2,942	2,922,475
SocGen Real Estate Company L.L.C.,
7.64%, 12-29-49 (A)	6,000	6,420,516
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.9348%, 3-25-34	6,064	6,188,448
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.61404%, 5-25-34	3,989	3,843,480
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-6,
4.72732%, 6-25-34	2,991	2,890,935
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
5.12762%, 9-25-34	4,858	4,731,265
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-A,
4.62638%, 2-25-34	6,955	6,943,511
Structured Asset Securities Corporation,
4.766%, 10-25-33	3,816	3,771,791
Structured Asset Securities Corporation,
4.8004%, 1-25-34	5,959	5,973,806
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.8004%, 1-25-34	2,980	2,913,769
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2001-3 Class G,
6.5%, 4-15-27	1,889	1,917,105
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-1 Class 2-G,
6.5%, 10-15-25	3,554	3,588,575
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,414,328
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,527,247
		149,296,134
Food and Related - 1.82%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,958,072
ConAgra, Inc.,
7.125%, 10-1-26	7,750	9,376,221
		12,334,293
Forest and Paper Products - 3.80%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	4,687	4,745,588
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	4,235,000
Champion International Corporation,
6.4%, 2-15-26	6,500	6,970,366
Champion International Corporation,
6.65%, 12-15-37	2,500	2,791,132
Georgia-Pacific Corporation,
7.375%, 7-15-08	5,000	5,318,750
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,654,870
		25,715,706
Homebuilders, Mobile Homes - 1.01%
D.R. Horton, Inc.,
8.0%, 2-1-09	2,500	2,738,515
Pulte Corporation,
8.125%, 3-1-11	3,500	4,068,589
		6,807,104
Hospital Supply and Management - 1.12%
HCA - The Healthcare Company,
7.125%, 6-1-06	3,000	3,064,314
HCA - The Healthcare Company,
8.75%, 9-1-10	4,000	4,546,040
		7,610,354
Household - General Products - 2.04%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	13,844,440

Motor Vehicle Parts - 0.15%
Meritor Automotive, Inc.,
6.8%, 2-15-09	1,000	990,000

Multiple Industry - 4.71%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	3,267	2,123,533
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	7,040,140
Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	7,680,037
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
6.01%, 3-23-35 (A)	3,750	3,773,438
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
5.62063%, 6-23-35 (A)	3,000	2,996,250
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,134,746
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (A)	2,000	1,721,084
Tyco International Group S.A.,
6.375%, 10-15-11	4,000	4,393,220
		31,862,448
Petroleum - International - 0.67%
Petrobras International Finance Company,
9.875%, 5-9-08	4,000	4,520,000

Petroleum - Services - 1.82%
Halliburton Company,
6.75%, 2-1-27	7,250	8,865,662
Key Energy Services, Inc.,
8.375%, 3-1-08	500	517,500
Pemex Project Funding Master Trust,
9.125%, 10-13-10	2,500	2,927,500
		12,310,662
Real Estate Investment Trust - 0.34%
Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,299,068

Utilities - Electric - 1.86%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,749,564
Indiantown Cogeneration,
9.77%, 12-15-20	1,500	1,742,805
Oncor Electric Delivery Company,
6.375%, 5-1-12	4,500	4,931,226
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,195,350
		12,618,945
Utilities - Gas and Pipeline - 0.92%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,263,994

Utilities -Telephone - 5.00%
BellSouth Capital Funding Corporation,
6.04%, 11-15-26	2,500	2,718,162
British Telecommunications Public Limited Company,
8.375%, 12-15-10	6,000	7,103,916
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	9,000	10,430,415
Pacific Bell,
7.25%, 11-1-27	3,250	3,521,226
Sprint Capital Corporation,
6.125%, 11-15-08	4,500	4,740,750
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,218,125
Verizon Global Funding Corp.,
7.25%, 12-1-10	1,000	1,133,509
		33,866,103

TOTAL CORPORATE DEBT SECURITIES - 54.12%		$366,438,921

(Cost: $346,002,349)

OTHER GOVERNMENT SECURITIES

Brazil - 0.48%
Federative Republic of Brazil (The):
10.0%, 1-16-07	1,500	1,605,000
9.25%, 10-22-10	1,500	1,668,750
		3,273,750
Canada - 1.80%
Province de Quebec,
7.14%, 2-27-26	9,200	12,160,808

Supranational - 0.86%
Inter-American Development Bank,
8.4%, 9-1-09	5,000	5,830,175

TOTAL OTHER GOVERNMENT SECURITIES - 3.14%		$21,264,733

(Cost: $17,852,820)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.96%
Federal Home Loan Bank,
5.375%, 5-15-19	10,000	10,922,230
Tennessee Valley Authority:
4.875%, 12-15-16	10,500	11,081,196
5.88%, 4-1-36	4,000	4,806,444
		26,809,870
Mortgage-Backed Obligations - 26.85%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	4,038	4,144,563
4.0%, 5-15-16	4,689	4,652,199
4.0%, 10-15-16	4,743	4,698,630
5.0%, 7-15-19	3,348	3,356,947
6.5%, 11-25-21	232	231,761
5.0%, 5-15-23	5,500	5,607,531
5.5%, 4-15-24 (Interest Only)	11,091	980,239
5.5%, 4-15-24 (Interest Only)	5,137	365,962
6.0%, 3-15-29	1,427	1,472,981
5.0%, 7-15-29 (Interest Only)	6,134	750,888
7.5%, 9-15-29	2,306	2,488,698
4.0%, 2-15-30	4,500	4,406,892
4.25%, 3-15-31	7,663	7,594,785
5.0%, 9-15-31 (Interest Only)	10,947	1,736,204
5.0%, 9-15-32	3,000	2,996,654
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08	7,905	7,863,093
6.0%, 11-1-28	1,645	1,691,980
7.0%, 5-1-31	528	556,371
6.5%, 10-1-31	714	740,563
6.5%, 11-1-31	576	597,538
6.0%, 2-1-32	1,920	1,971,766
6.5%, 6-1-32	733	759,728
5.0%, 3-1-35	5,447	5,454,284
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	1,722	354,527
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.978%, 5-1-35	4,307	4,346,140
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,688,637
5.0%, 3-25-18 (Interest Only)	4,063	368,314
5.0%, 6-25-18	6,750	7,013,078
4.5%, 8-25-18	5,000	5,032,849
5.5%, 2-25-32	4,000	4,117,742
4.0%, 11-25-32	3,827	3,776,944
4.0%, 3-25-33	2,777	2,741,587
3.5%, 8-25-33	7,301	6,882,903
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	9,070	8,962,941
5.5%, 1-1-17	2,635	2,707,374
6.0%, 1-1-17	1,753	1,813,588
4.0%, 11-1-18	5,628	5,521,134
5.5%, 10-1-23	4,013	4,066,784
5.0%, 4-1-24	9,878	9,957,918
7.0%, 6-1-24	479	507,724
5.0%, 2-1-25	14,596	14,713,525
6.0%, 12-1-28	618	634,743
6.5%, 3-1-33	2,831	2,935,022
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 7-25-24	3,000	2,885,340
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	11,327	1,142,163
5.0%, 1-20-32	5,412	5,449,159
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	231	248,924
7.5%, 12-15-23	517	557,645
8.0%, 9-15-25	463	501,379
7.0%, 7-20-27	17	17,616
6.5%, 7-15-28	1,301	1,361,820
6.5%, 5-15-29	609	637,696
7.5%, 7-15-29	77	82,796
7.75%, 10-15-31	1,870	1,973,561
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	1,709	1,688,308
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust: 2003-2 Class D,
5.0%, 11-15-23	1,250	1,263,807
2003-2 Class E,
5.0%, 12-15-25	3,750	3,762,451
		181,836,396

Treasury Obligations - 8.15%
United States Treasury Bonds:
3.75%, 5-15-08	6,000	6,013,128
6.125%, 11-15-27	1,000	1,262,891
3.5%, 11-15-06	19,000	18,978,473
5.5%, 2-15-08	9,500	9,939,746
5.0%, 2-15-11	3,500	3,718,614
5.0%, 8-15-11	3,000	3,198,399
4.0%, 2-15-15	12,000	12,042,660
		55,153,911

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 38.96%		$263,800,177

(Cost: $267,254,411)

SHORT-TERM SECURITIES

Capital Equipment - 0.79%
Deere (John) Capital Corporation,
3.33%, 7-26-05	5,355	5,342,617

Finance Companies - 0.74%
River Fuel Trust #1 (Bank of New York (The)),
3.27%, 7-18-05	5,000	4,992,279

Forest and Paper Products - 0.48%
Sonoco Products Co.,
3.44%, 7-1-05	3,273	3,273,000

Publishing - 1.03%
Tribune Co.,
3.28%, 7-11-05	7,000	6,993,622

Utilities -- Telephone - 0.74%
Verizon Network Funding Corporation,
3.3%, 7-19-05	5,000	4,991,750

TOTAL SHORT-TERM SECURITIES - 3.78%		$25,593,268

(Cost: $25,593,268)

TOTAL INVESTMENT SECURITIES - 100.00%		$677,127,286

(Cost: $656,719,504)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $22,363,304 or 3.30% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005